OTHER LIABILITIES - NON CURRENT AND CURRENT (Other Liabilities - Current) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other liabilities [Abstract]
Payroll and social security payable	$ 174,188	$ 150,378
VAT liabilities	68,178	113,842
Other tax liabilities	70,815	55,622
Termination benefits	100	761
Related Parties (Note 26)	3,588	515
Asset retirement obligation (Note 19)	7,332	3,303
Current dividend payables	51,249	0
Others	54,263	20,422
Other liabilities – Current	$ 429,713	$ 344,843